Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 98.75%
Affiliated master portfolios: 38.76%
Allspring Core Bond Portfolio		$4,721,828
Allspring Disciplined International Developed Markets Portfolio		11,925,426
Allspring Disciplined Large Cap Portfolio		35,017,567
Allspring Real Return Portfolio		23,311,711
Allspring Small Company Value Portfolio		2,372,830
		77,349,362
Alternative investment funds: 2.46%
Allspring Alternative Risk Premia Fund Class R6♠	588,072	4,916,282
Bond funds: 7.55%
Allspring High Yield Bond Fund Institutional Class♠	4,937,690	15,059,954
Exchange-traded funds: 33.14%
Allspring Broad Market Core Bond ETF♠	179,732	4,420,634
Allspring Core Plus ETF♠	159,907	3,933,760
Allspring Income Plus ETF♠	166,115	4,126,297
iShares Core MSCI EAFE ETF	204,703	15,062,047
iShares Core MSCI Emerging Markets ETF	102,863	5,450,710
iShares Core S&P 500 ETF	31,902	19,289,863
iShares Core U.S. Aggregate Bond ETF	60,512	5,893,869
iShares J.P. Morgan USD Emerging Markets Bond ETF	59,801	5,414,980
iShares Russell 1000 Growth ETF	6,231	2,550,411
		66,142,571
Multi-asset funds: 5.62%
Allspring Diversified Income Builder Fund Class R6♠	1,892,081	11,220,044
Stock funds: 11.22%
Allspring Disciplined Small Cap Fund Class R6♠	290,935	3,950,898
Allspring Emerging Growth Fund Class R6♠†	183,015	2,340,764
Allspring Emerging Markets Equity Fund Class R6♠	141,369	3,739,208
Allspring Large Cap Growth Fund Class R6♠†	80,599	3,713,183
Allspring Premier Large Company Growth Fund Class R6♠†	271,323	3,684,561
Allspring Special Large Cap Value Fund Class R6♠	368,767	4,970,986
		22,399,600
Total investment companies (Cost $164,326,187)		197,087,813
See accompanying notes to portfolio of investments
Spectrum Growth Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.10%
Investment companies: 0.10%
Allspring Government Money Market Fund Select Class♠∞		4.32%	200,000	$200,000
Total short-term investments (Cost $200,000)				200,000
Total investments in securities (Cost $164,526,187)	98.85%			197,287,813
Other assets and liabilities, net	1.15			2,286,176
Total net assets	100.00%			$199,573,989

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$5,108,137	$342,581	$(663,675)	$(65,081)	$194,320	$4,916,282
Allspring Broad Market Core Bond ETF	0	4,404,505	0	0	16,129	4,420,634
Allspring Core Plus ETF	0	3,913,261	0	0	20,499	3,933,760
Allspring Disciplined Small Cap Fund Class R6	4,072,828	248,985	(765,266)	84,347	310,004	3,950,898
Allspring Diversified Income Builder Fund Class R6	11,738,115	619,603	(1,617,513)	1,964	477,875	11,220,044
Allspring Emerging Growth Fund Class R6†	0	2,542,627	(393,870)	27,535	164,472	2,340,764
Allspring Emerging Markets Equity Fund Class R6	3,918,601	191,451	(573,372)	(36,613)	239,141	3,739,208
Allspring High Yield Bond Fund Institutional Class	15,620,025	2,734,193	(3,700,873)	(308,737)	715,346	15,059,954
Allspring Income Plus ETF	0	4,125,892	0	0	405	4,126,297
Allspring Large Cap Growth Fund Class R6†	0	3,673,219	(722,388)	30,076	732,276	3,713,183
Allspring Premier Large Company Growth Fund Class R6†	3,845,704	644,628	(1,275,929)	(22,862)	493,020	3,684,561
Allspring Special Large Cap Value Fund Class R6	5,098,795	486,530	(924,513)	55,227	254,947	4,970,986
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	9,625,912	(9,625,912)	0	0	200,000
Affiliated securities no longer held at end of period
Allspring Discovery Large Cap Growth Fund Class R6†	3,869,114	673,083	(3,303,536)	46,825	(1,285,486)	0
Allspring Global Investment Grade Credit Fund Class R6	4,071,004	175,649	(4,310,916)	(705,804)	770,067	0
Allspring Income Plus Fund Institutional Class	4,286,346	653,781	(5,032,928)	(64,524)	157,325	0
				$(957,647)	$3,260,340	$66,276,571
See accompanying notes to portfolio of investments
2 | Spectrum Growth Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	588,072	$171,082	$0
Allspring Broad Market Core Bond ETF	179,732	4,828	0
Allspring Core Plus ETF	159,907	2,862	0
Allspring Disciplined Small Cap Fund Class R6	290,935	18,846	142,430
Allspring Diversified Income Builder Fund Class R6	1,892,081	575,004	0
Allspring Emerging Growth Fund Class R6†	183,015	0	147,010
Allspring Emerging Markets Equity Fund Class R6	141,369	52,295	0
Allspring High Yield Bond Fund Institutional Class	4,937,690	834,134	0
Allspring Income Plus ETF	166,115	0	0
Allspring Large Cap Growth Fund Class R6†	80,599	0	476,456
Allspring Premier Large Company Growth Fund Class R6†	271,323	0	557,243
Allspring Special Large Cap Value Fund Class R6	368,767	59,334	386,775
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	3,387	0
Affiliated securities no longer held at end of period
Allspring Discovery Large Cap Growth Fund Class R6†	0	0	665,691
Allspring Global Investment Grade Credit Fund Class R6	0	139,636	0
Allspring Income Plus Fund Institutional Class	0	185,581	0
		$2,046,989	$2,375,605

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	0.10%	0.09%	$(12,537)	$85,764	$0	$171,357	$5,678	$4,721,828
Allspring Disciplined International Developed Markets Portfolio	4.15	4.22	115,377	407,575	227,737	915	11,130	11,925,426
Allspring Disciplined Large Cap Portfolio	10.55	10.56	2,074,351	5,961,928	376,074	1,588	22,621	35,017,567
Allspring Emerging Growth Portfolio*	0.87	0.00	293,247	(104,607)	591	0	549	0
Allspring Real Return Portfolio	10.07	9.18	907,309	1,054,083	112,116	259,016	207,973	23,311,711
Allspring Small Company Value Portfolio	0.34	0.33	202,423	80,514	34,973	0	871	2,372,830
			$3,580,170	$7,485,257	$751,491	$432,876	$248,822	$77,349,362

*	Liquidated on September 13, 2024
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Index	141	3-6-2025	$20,035,336	$19,384,158	$0	$(651,178)
Volatility Index	43	3-18-2025	807,587	773,398	0	(34,189)
See accompanying notes to portfolio of investments
Spectrum Growth Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
10-Year U.S. Treasury Notes	48	3-20-2025	$5,259,399	$5,224,500	$0	$(34,899)
Ultra 10-Year U.S. Treasury Notes	216	3-20-2025	24,327,492	24,057,000	0	(270,492)
E-Mini S&P 500 Index	13	3-21-2025	3,985,733	3,943,712	0	(42,021)
Euro STOXX 600 Index	289	3-21-2025	7,808,009	8,094,835	286,826	0
U.S. Real Estate Futures	109	3-21-2025	4,112,213	3,973,050	0	(139,163)
Long Gilt Futures	175	3-27-2025	20,542,923	20,129,458	0	(413,465)
Short
30-Year Euro BUXL Futures	(54)	3-6-2025	(7,924,134)	(7,222,049)	702,085	0
S&P ASX Share Price Index 200	(62)	3-20-2025	(8,000,933)	(8,197,642)	0	(196,709)
Ultra Long Term U.S. Treasury Bond	(101)	3-20-2025	(11,714,600)	(11,965,344)	0	(250,744)
Euro STOXX 50 Index	(147)	3-21-2025	(7,642,583)	(8,068,662)	0	(426,079)
					$988,911	$(2,458,939)
See accompanying notes to portfolio of investments
4 | Spectrum Growth Fund

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Spectrum Growth Fund | 5

Notes to portfolio of investments—January 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$119,738,451	$0	$0	$119,738,451
Short-term investments
Investment companies	200,000	0	0	200,000
Investments measured at net asset value*				77,349,362
	119,938,451	0	0	197,287,813
Futures contracts	988,911	0	0	988,911
Total assets	$120,927,362	$0	$0	$198,276,724
Liabilities
Futures contracts	$2,458,939	$0	$0	$2,458,939
Total liabilities	$2,458,939	$0	$0	$2,458,939

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $77,349,362 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
As of January 31, 2025, $2,580,862 was segregated as cash collateral for these open futures contracts.
At January 31, 2025, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio*	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
* Liquidated on September 13, 2024
6 | Spectrum Growth Fund